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
                Supplement to the Statement of additional Information

         John Hancock Bond Fund                 John Hancock Government Income Fund
    John Hancock High Yield Bond Fund            John Hancock Strategic Income Fund

The "SALES COMPENSATION" chart has been changed as follows:

                                                           Maximum
                                  Sales charge             Reallowance             First year service    Maximum total
                                  paid by investors        or commission           fee (% of net         compensation (1)
Class A investments               (% of offering price)    (% of offering price)   investment) (3)       (% of offering price)
-------------------               ---------------------    ---------------------   ---------------       ---------------------
Up to $99,999                     4.50%                    3.76%                   0.25%                 4.00%
$100,000 - $249,999               3.75%                    3.01%                   0.25%                 3.25%
$250,000 - $499,999               2.75%                    2.06%                   0.25%                 2.30%
$500,000 - $999,999               2.00%                    1.51%                   0.25%                 1.75%

Regular investments
of Class A shares of
$1 million or more (4)
----------------------

First $1M - $4,999,999           --                        0.75%                   0.25%                 1.00%
Next $1M - $5M above that        --                        0.25%                   0.25%                 0.50% (2)
Next $1 or more above that       --                        0.00%                   0.25%                 0.25% (2)

Retirement investments
of Class A shares of
$1 million or more*
-------------------

First $1M - $24,999,999          --                        0.75%                   0.25%                 1.00%
Next $25M -$49,999,999           --                        0.25%                   0.25%                 0.50%
Next $1 or more above that       --                        0.00%                   0.25%                 0.25%

                                                           Maximum
                                                           reallowance             First year service    Maximum total
                                                           or commission           fee (% of net         compensation (1)
Class B investments                                        (% of offering price)   investment) (3)       (% of offering price)
-------------------                                        ---------------------   ---------------       --------------------

All investments                                            3.75%                   0.25%                 4.00%

                                                           Maximum
                                                           Reallowance             First year service    Maximum total
                                                           Or commission           fee (% of net         compensation (1)
Class C investments                                        (% of offering price)   investment) (3)       (% of offering price)
-------------------                                        ---------------------   ---------------       ---------------------

All amounts                                                0.75%                   0.25%                 1.00%
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(1) Reallowance/commission percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.

(2) For Group Investment Program sales, the maximum total compensation for investments of $1 million or more is 1.00% of the offering price (one year CDSC of 1.00% applies for each sale).

(3) After first year subsequent service fees are paid quarterly in arrears.

(4) Includes new investments aggregated with investments since the last annual reset. John Hancock Funds may take recent redemptions into account in determining if an investment qualifies as a new investment.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.

* Retirement investments only. These include traditional, Roth and Education IRAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, profit-sharing plan and other retirement plans as described in the Internal Revenue Code.

August 2, 1999

INCSAIS  8/99